Taxes (Tables)	6 Months Ended
Dec. 31, 2020
Schedule of Components of Income Tax Expense (Benefit)

The provision for income tax consists of the following:

	For the six months ended December 31,
	2020	2019
	(Unaudited)	(Unaudited)
Current income tax provision	$544,419	$176,703
Deferred income tax benefit	(13,740)	(71,973)
Total income tax expense	$530,679	$104,730

Schedule of Deferred Tax Assets and Liabilities

The components of deferred tax assets as of December 31, 2020 and June 30, 2020 consist of the following:

	December 31, 2020	June 30, 2020
	(Unaudited)
Deferred tax assets:
Net operating losses	$1,572,028	$1,515,308
Assets impairment reserve	133,838	233,759
Valuation allowance	(1,576,897)	(1,633,837)
Deferred tax assets, net	$128,969	$115,230

Schedule of Taxes Payable

The Company’s taxes payable consists of the following:

	December 31, 2020	June 30, 2020
	(Unaudited)
Corporate income tax payable	$3,610,097	$2,813,014
Other tax payable	2,910	1,397
Total taxes payable	$3,613,007	$2,814,411

PRC Statutory [Member]
Schedule of Components of Income Tax Expense (Benefit)

Reconciliation of the difference between the income tax provision computed based on PRC statutory income tax rate and the Company’s actual income tax provision for the six months ended December 31, 2020 and 2019 are as follows:

	For the six months ended December 31,
	2020	2019
	(Unaudited)	(Unaudited)
Income tax expense computed based on PRC statutory rate	$320,046	$-
Effect of rate differential for Hong Kong entities	(8,917)	(5,198)
Effect of PRC preferential tax rate	(140,015)	-
Research and development tax credit	(28,679)	(16,709)
Changes in bad debt and inventory reserve	(108,925)	32,241
Change in valuation allowance	(56,940)	-
Net operating loss carryforward	-	18,424
Non-deductible expenses:
Stock-based compensation	10,662	48,508
Meals and entertainment	16,337	27,464
Surcharge on unpaid income tax	527,110	-
Total income tax provisions	$530,679	$104,730